Pension plan (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Description related to pension plan	all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by Far East, depending on their years of service with Far East. Far East was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company	all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by Far East, depending on their years of service with Far East. Far East was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company
Aggregate contributions to pension plans and retirement benefit schemes | $	$ 310,000		$ 302,000		$ 225,000
Contributions percentage of basic salary for pension scheme	16.00%	16.00%
ZHEJIANG TIANLAN
Aggregate contributions to pension plans and retirement benefit schemes | ¥		¥ 2,766,000		¥ 2,691,000		¥ 6,003,000
ZHEJIANG TIANLAN | Minimum
Contributions percentage of basic salary for pension scheme	12.00%	12.00%
ZHEJIANG TIANLAN | Maximum
Contributions percentage of basic salary for pension scheme	14.00%	14.00%